Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 51,080	$ 74,815
Accumulated deficit	407,461		$ 356,381
Net cash used in operating and investing activities	44,100
Cash and cash equivalents	$ 89,998	$ 164,682	$ 117,662